PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	R$ (469,955)	R$ (141,454)	R$ 223,527
Asset limitation effect	73,032	(168,457)	(21,867)
Total	396,923	309,911	(201,660)
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	(70,083)	114,556	(188,889)
Asset limitation effect	56,024	(128,320)	(24,297)
Total	14,059	13,764	213,186
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	(399,872)	(256,010)	412,416
Asset limitation effect	17,008	(40,137)	2,430
Total	R$ 382,864	R$ 296,147	R$ (414,846)